Note 16 - Intangible assets, net (Detail) - The weighted average amortization period for intangible assets with definite lives by major categori	12 Months Ended
Dec. 31, 2012
Technology [Member]
Weighted average amortization period for intangible asset	3 years 219 days
Customer Base [Member]
Weighted average amortization period for intangible asset	1 year 292 days
Licenses [Member]
Weighted average amortization period for intangible asset	2 years
Partnership and Non-Compete Agreements [Member]
Weighted average amortization period for intangible asset	3 years
Domain Names [Member]
Weighted average amortization period for intangible asset	4 years
VAS Short Codes licensed to PT Linktone [Member]
Weighted average amortization period for intangible asset	25 years
Computer Software, Intangible Asset [Member]
Weighted average amortization period for intangible asset	5 years 109 days